Employee Benefit Plans and Postretirement Benefits (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Effect of a one percentage point change in the assumed healthcare cost trend rates
Total increase in service cost and interest cost components of 2012 net postretirement benefit expense	$ 7
Total decrease in service cost and interest cost components of 2012 net postretirement benefit expense	(5)
Total increase in accumulated postretirement benefit obligation as of December 31, 2012	152
Total decrease in accumulated postretirement benefit obligation as of December 31, 2012	$ (115)